Earnings per share	12 Months Ended
Sep. 30, 2019
Earnings per share [abstract]
Earnings per share
Earnings per share
The following table sets forth the computation of basic and diluted earnings per share for the years ended September 30:

	2019			2018
	Net earnings	Weighted average number of shares outstanding[1]	Earnings per share	Net earnings	Weighted average number of shares outstanding[1]	Earnings per share
	$		$	$		$
Basic	1,263,207	272,719,309	4.63	1,141,402	283,878,426	4.02
Net effect of dilutive stock options and PSUs[2]		5,066,415			4,980,154
	1,263,207	277,785,724	4.55	1,141,402	288,858,580	3.95

[1]
During the year ended September 30, 2019, 12,460,232 Class A subordinate voting shares purchased and 875,480 Class A subordinate voting shares held in trust were excluded from the calculation of weighted average number of shares outstanding as of the date of transaction (10,375,879 and 661,179, respectively during the year ended September 30, 2018).

[2]	The calculation of the diluted earnings per share excluded 1,716,774 stock options for the year ended September 30, 2019 (1,935,289 for the year ended September 30, 2018), as they were anti-dilutive.